Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,102,134)	$ (4,404,418)	$ (5,340,354)	$ (4,670,255)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,967	4,755	6,744	5,301
Share based compensation	491,641	2,913,676	2,889,567	4,302,978
Amortization of warrant discount			2,545	11,495
Amortization of original issue discount	83,333	122,129	122,129	19,121
Amortization of debt discount	596,922	52,593
Loss on settlement of debt		149,350	149,350
Impairment of long-lived assets		15,000	16,958	32,136
Changes in operating assets and liabilities
(Increase) in stock subscription receivable			(25,000)
Decrease in other receivables	25,000	70,000
Increase in prepaid expenses	(18,285)	(86,010)	(18,294)
Increase in accrued interest		1,950
Increase (decrease) in accounts payable and accrued liabilities	1,246,170	136,712	592,320	109,131
Net cash used in operating activities	(1,671,386)	(1,024,263)	(1,604,035)	(190,093)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of intangible assets	(76,905)	(14,500)	(6,834)
Purchase of intangible assets			(14,500)	(34,300)
Net cash used in investing activities	(76,905)	(14,500)	(21,334)	(34,300)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received for issuance of common stock		1,025,000	1,573,000
Cash received upon warrant exercise		525,000	525,000
Cash received from convertible note payable	869,972		70,000
Cash paid for deferred offering costs	(16,485)		(92,975)
Advances from related party				48,083
Repayments of related party notes payable		(50,000)		(48,083)
Payments on related party notes payable			(50,000)
Cash received from related party notes payable				20,000
Cash received from third party notes payable	311,877	110,000	110,000	365,000
Repayments of not payable	(86,700)
Net cash provided by financing activities	1,078,664	1,610,000	2,135,025	385,000
Net (decrease) increase in cash	(669,627)	571,237	509,656	160,607
CASH, beginning of period	670,263	160,607	160,607
CASH, end of period	636	731,844	670,263	160,607
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid in cash	50,977	10,000	10,000
Income taxes paid in cash
Non-cash financing activities:
Common shares issued for intangible assets			1,425,000	106,000
Amortization of noncash prepaid expenses		1,930,877
Warrants issued in conjunction with debt	928,857
Deferred offering costs in accounts payable	238,448
Common shares issued upon conversion of debt			656,250
Common shares issued upon conversion of preferred stock			1,564,251
Warrants issued as debt discount			9,533	54,555
Series C preferred stock deemed dividend	$ 22,178	$ 12,521,190	13,477,055	4,440
Common shares issued to settle liabilities			$ 198,650